Business Combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of consolidated financial statements since the acquisition dates
August 31, 2018
Purchase consideration	$60,000,000

Net assets acquired,
Cash	612,692
Deposit and other receivables (current)	615,424
Accounts receivable	238,324
Prepayment	1,176
Deposit and other receivables (non-current)	99,066
Property, plant and equipment	41,435
Intangible assets	54,575,027
Short term borrowing	(117,238)
Receipt in advance	(138,860)
Wages payable	(84,537)
Tax payable	(14,637)
Other payable	(316,536)

Goodwill	4,488,664
December 4, 2020
Purchase consideration	$2,510,229

Net assets acquired,
Cash	1,016
Accounts receivable	129,877
Prepayment	15,500
Other receivables	115,625
Property, plant and equipment	11,236
Intangible assets	847,181
Short term borrowing	(160,335)
Receipt in advance	(15,608)
Accounts payable	(159,729)
Other payable	(1,180,087)
Deferred tax liabilities	(211,796)
(607,120)
Non-controlling interest	(731,858)
Goodwill	3,849,207